Other Receivables - Summary of Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Receivables [Abstract]
Advances To Suppliers	€ 5,833	€ 10,107
Accrued income and prepayments	12,059	10,881
VAT receivables	27,772	19,803
Other receivables	7,515	3,109
Total other receivables	€ 53,179	€ 43,900